Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,635,000
Previously Paid Amount	0.00
Total Fee Amount	225.79
Total Offset Amount	0.00
Net Fee	225.79
Narrative - Max Aggregate Offering Price	$ 1,635,000
Final Prospectus	true